Employee Benefits - Schedule of Relative Size of Plan Obligation and Assets (Detail)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
SPP [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		72.00%	71.00%
Percentage of total plan assets		74.00%	73.00%
Percentage of total benefit expense	[1]	73.00%	71.00%
Other Pension Plans [Member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		15.00%	15.00%
Percentage of total plan assets		11.00%	11.00%
Percentage of total benefit expense	[1]	27.00%	26.00%
Pension plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		13.00%	14.00%
Percentage of total plan assets		15.00%	16.00%
Percentage of total benefit expense	[1]		3.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		50.00%	48.00%
Percentage of total benefit expense	[1]	46.00%	42.00%
Other benefit plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		50.00%	52.00%
Percentage of total plan assets		100.00%	100.00%
Percentage of total benefit expense	[1]	54.00%	58.00%

[1]	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.